Fixed Assets (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	¥ 52,355	$ 8,216	¥ 42,304
Accumulated depreciation and impairment	(29,328)	(4,603)	(24,796)
Fixed assets, net	23,027	3,613	17,508
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	40,908	6,419	33,150
Office building
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,915	771	4,697
Office building related facility, machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,834	602	2,442
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	291	46	204
Office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,223	192	971
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	496	78	386
Construction in Progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	¥ 688	$ 108	¥ 454